Critical accounting estimates and judgements (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MTX228 tolimidone acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
% change in fair value	[1]	40.00%	41.00%	18.00%
MTX230 eRapa acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
% change in fair value	[1]	20.00%	19.00%

[1]	asset is not yet in use and has not started amortising